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                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED NOVEMBER 12, 2007
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                                  (CLASS VA)

This supplement updates information contained in the prospectus dated May 1, 2002, as supplemented, for the First MetLife Investors Class VA variable annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement notifies you of the closing of an investment portfolio and the addition of a new investment portfolio. This supplement should be read and kept together with your contract prospectus for future reference. If you do not have a copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Effective November 12, 2007, we are no longer accepting allocations of purchase payments or transfers of account value into the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust (other than under dollar cost averaging and portfolio rebalancing programs in effect on the date of closing).

Effective November 12, 2007, the Rainier Large Cap Equity Portfolio (Class B shares) of the Met Investors Series Trust is added as a new investment portfolio under your contract. The subadviser to the Portfolio is Rainier Investment Management, Inc. The Portfolio's investment objective is to maximize long-term capital appreciation. The estimated annual operating expenses for the Portfolio are as follows:

                                    DISTRIBUTION
                                       AND/OR               TOTAL   CONTRACTUAL FEE NET TOTAL
                                      SERVICE              ANNUAL       WAIVER       ANNUAL
                         MANAGEMENT   (12B-1)     OTHER   OPERATING AND/OR EXPENSE  OPERATING
   INVESTMENT OPTION        FEE         FEES     EXPENSES EXPENSES   REIMBURSEMENT  EXPENSES
   -----------------     ---------- ------------ -------- --------- --------------- ---------
Rainier Large Cap Equity
Portfolio (Class B).....    0.68%       0.25%      0.06%    0.99%        0.00%        0.99%

                                                  SUPP--1107 FMLI CLASSVA (old)